Long-Term Debt - Additional Information - Senior and Convertible Notes (Detail)			1 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares	May 31, 2019 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Gain (loss) on bond repurchases					$ 1,470,000	$ (10,601,000)	$ (1,772,000)
Teekay Parent [Member]
Debt Instrument [Line Items]
Gain (loss) on bond repurchases					$ 1,500,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Repayments of senior debt			$ 460,900,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				8.50%	8.50%	8.50%		8.50%
Debt instrument, principal amount				$ 200,000,000				$ 450,000,000
Percentage over par at which notes sold				99.00%
Repayments of senior debt						$ 613,300,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			9.25%		9.25%	9.25%
Debt instrument, principal amount			$ 250,000,000.0
Debt Instrument, Repurchased Face Amount					$ 6,600,000
Debt Instrument, Repurchase Amount					$ 6,200,000
Senior Notes due 2022 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					104.625%
Senior Notes due 2022 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.313%
Senior Notes due 2022 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Senior Notes due 2022 [Member] | Fpso Unit [Member]
Debt Instrument [Line Items]
Number of vessels					2
Number Of Vessels Owned					3
Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					5.00%	5.00%
Debt instrument, principal amount		$ 125,000,000.0
Conversion price (in dollars per share) | $ / shares		$ 11.70
Remaining amount of net proceeds allocation to conversion feature		$ 16,100,000
Net proceeds of convertible debt	$ 104,600,000
Debt Instrument, Term	5 years
Debt interest rate		5.00%
Debt Instrument, Repurchased Face Amount					$ 12,800,000
Debt Instrument, Repurchase Amount					$ 10,500,000
Convertible Senior Notes (5%) due January 15, 2023 | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Number of vessels					3
Teekay Parent | Senior Notes due 2022 [Member] | Fpso Unit [Member]
Debt Instrument [Line Items]
Number of vessels					2
Teekay Parent | Convertible Debt | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Debt interest rate		5.00%
Teekay Parent | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate					8.50%	8.50%		8.50%
Debt instrument, principal amount				$ 200,000,000				$ 450,000,000
Percentage over par at which notes sold				99.00%
Repayments of senior debt						$ 613,300,000
Gain (loss) on bond repurchases					$ 1,500,000
Teekay Parent | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			9.25%		9.25%	9.25%
Debt instrument, principal amount			$ 250,000,000.0
Teekay Parent | Senior Notes due 2022 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					102.313%
Teekay Parent | Senior Notes due 2022 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage					100.00%
Teekay Parent | Convertible Senior Notes (5%) due January 15, 2023
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000,000.0
Conversion price (in dollars per share) | $ / shares		$ 11.70
Remaining amount of net proceeds allocation to conversion feature		$ 16,100,000
Net proceeds of convertible debt	$ 104,600,000
Debt Instrument, Term	5 years
Debt interest rate					5.00%	5.00%
Teekay Parent | Convertible Senior Notes (5%) due January 15, 2023 | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701